FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration	$ 107,920	$ 69,005
Estimated financial effect of contingent consideration	64,083	61,683
Financial liabilities	703,568
Payment for contingent consideration	24,086
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	95,216	54,667
(Loss) gain on change in fair value of contingent consideration	4,227	$ 967	$ (4,322)
Contingent consideration | Bluecap and Navint
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	(5,555)
Contingent consideration | Atix, Habitant and Cloudshift
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	$ 9,665